CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
CONVERTIBLE NOTES PAYABLE

4. CONVERTIBLE NOTES PAYABLE, SENIOR SECURED

	March 31, 2024	September 30, 2023
Senior Secured Convertible Promissory Notes (the “2022 Notes”)	$4,211,720	$4,230,000
Unamortized debt discount	-	(710,897)
Net Balance	$4,211,720	$3,519,103

In July 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain institutional and accredited individual investors and issued Senior Secured Convertible Promissory Notes (the “2022 Notes”) in the aggregate of $4,230,000 in exchange for cash proceeds of $3,525,000, net of original issue discount (OID) of $705,000.

The 2022 Notes are secured by tangible and intangible assets of the Company, bears interest at a rate of 10% per annum payable at maturity or upon conversion, matures on June 30, 2024, as amended, and are convertible into shares of the Company’s common stock at a conversion price of $9.14 per share.

The 2022 Notes contain customary events of default. Further, events of default under the 2022 Notes also include (i) the unavailability of Rule 144 on or after January 6, 2023; (ii) our failure to deliver the shares of common stock to the 2022 Note holder upon exercise by such holder of its conversion rights under the 2022 Note; (iii) our loss of the “bid” price for its common stock and/or a market and such loss is not cured during the specified cure periods; and (iv) our failure to complete an uplisting of our Common Stock to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American by April 30, 2024 (the “Uplist Transaction”). During the year ended September 2023, for no additional consideration, the 2022 Notes were amended several times in order to allow the Company to issue additional notes payable, extend the completion date for the Uplist Transaction, and amend certain provisions with regards to mandatory conversion of the notes upon the Uplist Transaction.

In connection with the issuance of the 2022 Notes, the Company granted the 2022 Notes noteholders 425,555 warrants to purchase shares of common stock. The warrants are fully vested, exercisable at $9.94 per share and expire in 5 years. The Company estimated the relative fair value of the warrants to be $1,470,000 using the Black Scholes option pricing model. The Company also issued note holders 63,834 shares of the Company’s common stock with a relative fair value of $315,000. The Company also issued 31,510 warrants to purchase shares of common stock to the placement agent that assisted in the 2022 Notes offering. The placement agent warrants are fully vested, exercisable at $10.06 per share and will expire in 5 years. The Company estimated the relative fair value of the placement agent warrants to be $108,000 using the Black Scholes option pricing model. The Company incurred direct legal and professional fees of $271,000 as part of this offering.

The Company recorded 2022 Notes with total principal of $4,230,000. In addition, total debt discount of $2,870,000 was recorded to account for the 2022 Notes OID of $705,000, the relative fair value of the warrants of $1,578,000, the relative fair value of common stock issued of $315,000, and direct legal and professional fees incurred in the 2022 Notes offering of $271,000. The debt discount was amortized over the term of the notes using the effective interest rate method.

As of September 30, 2023, outstanding balance of the 2022 Notes payable was $4,230,000 and unamortized debt discount was $710,897, or a net balance of $3,519,103.

On December 26, 2023, the Company issued a total of 2,000 shares of Common Stock in partial satisfaction of the outstanding Senior Secured Convertible Promissory Notes with the principal balance of $18,280.

On February 14, 2024, the Company entered into an amendment to the 2022 Notes, under which 95% of the principal amount of the Notes shall automatically convert, upon the closing of an Uplist Transaction, as defined, with a conversion price of $0.50 per share, into pre-funded warrants with an exercise price of $0.000125 per share, exercisable immediately. In addition, the note holder shall receive a warrant to purchase 80 times the dollar amount of the notes that are converted, with an exercise price per share of $0.50. There is no impact to the amendment until the Uplist transaction is completed.

During the three and six months ended March 31, 2024, the Company amortized debt discount of $46,965 and $710,897, respectively. As of March 31, 2024, the outstanding balance of the 2022 Notes payable amounted to $4,211,720 and no unamortized debt discount was remaining. On April 30, 2024, the convertible notes payable was amended in order to extend the maturity date to June 30, 2024. There were no compensation provided to the note holder nor any changes in the other terms of the notes payable.

6. CONVERTIBLE NOTES PAYABLE, SENIOR SECURED

	September 30, 2023	September 30, 2022
Senior Secured Convertible Promissory Notes (the “2022 Notes”, includes $96,000 of related party notes)	$4,230,000	$4,230,000
Unamortized debt discount	(710,897)	(2,567,508)
Net Balance	3,519,103	1,662,492
Current Balance	(3,519,103)	-
Non-Current Balance	-	1,662,492

In July 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain institutional and accredited individual investors and issued Senior Secured Convertible Promissory Notes (the “2022 Notes”) in the aggregate of $4,230,000 in exchange for cash proceeds of $3,525,000, net of original issue discount (OID) of $705,000.

The 2022 Notes are secured by tangible and intangible assets of the Company, bears interest at a rate of 10% per annum payable at maturity or upon conversion, originally matured January 6, 2024 (which was subsequently extended to March 15, 2024), and are convertible into shares of the Company’s common stock at a conversion price of $9.14 per share. The 2022 Notes contain customary events of default. Further, events of default under the 2022 Notes also include (i) the unavailability of Rule 144 on or after January 6, 2023; (ii) our failure to deliver the shares of common stock to the 2022 Note holder upon exercise by such holder of its conversion rights under the 2022 Note; (iii) our loss of the “bid” price for its common stock and/or a market and such loss is not cured during the specified cure periods; and (iv) our failure to complete an uplisting of our Common Stock to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American by March 15, 2024 (the “Uplist Transaction”). During the year ended September 2023, for no additional consideration, the 2022 Notes were amended several times in order to allow the Company to issue additional notes payable, extend the completion date for the Uplist Transaction, and amend certain provisions with regards to mandatory conversion of the notes upon the Uplist Transaction.

In connection with the issuance of the 2022 Notes, the Company granted the 2022 Notes noteholders 425,562 warrants to purchase shares of common stock. The warrants are fully vested, exercisable at $9.94 per share and expire in 5 years. The Company estimated the relative fair value of the warrants to be $1,470,000 using the Black Scholes option pricing model. The Company also issued note holders 63,842 shares of the Company’s common stock with a relative fair value of $315,000. The Company also issued 31,510 warrants to purchase shares of common stock to the placement agent that assisted in the 2022 Notes offering. The placement agent warrants are fully vested, exercisable at $10.06 per share and will expire in 5 years. The Company estimated the relative fair value of the placement agent warrants to be $219,894 using the Black Scholes option pricing model. The Company incurred direct legal and professional fees of $555,414 as part of this offering.

The Company recorded 2022 Notes with total principal of $4,230,000. In addition, total debt discount of $2,870,000 was recorded to account for the 2022 Notes OID of $705,000, the relative fair value of the warrants of $1,470,000, the relative fair value of common stock issued of $315,000, and direct legal and professional fees incurred in the 2022 Notes offering of $555,414. The debt discount is being amortized over the term of the notes using the effective interest rate method. During the year ended September 30, 2022, the Company amortized debt discount of $302,000.

As of September 30, 2022, outstanding balance of the 2022 Notes payable was $4,230,000 and unamortized debt discount was $2,567,508, or a net balance of $1,662,492. During the year ended September 2023, the Company amortized debt discount of $1,857,000. As of September 30, 2023, outstanding balance of the 2022 Notes payable amounted to $4,230,000 and unamortized debt discount was $710,897, or a net balance of $3,519,103. As of September 30, 2023 and 2022, notes payable in the aggregate of $96,000, respectively, are issued to two officers and a member of the Board of Directors of the Company.

Series 1 And 2 Convertible Notes [Member]
Short-Term Debt [Line Items]
CONVERTIBLE NOTES PAYABLE

6. CONVERTIBLE NOTES PAYABLE, SERIES 2

	March 31, 2024	September 30, 2023
Series 2 Convertible Notes (converted in November 2023)	$-	$450,000

On November 6, 2020, the Company issued its unsecured Series 2 10% Convertible Notes Payable in exchange for cash proceeds of $450,000. The notes matured on November 30, 2023, and the notes were all converted in November 2023. As of September 30, 2023, outstanding balance of the Series 2 Convertible Notes amounted to $450,000.

On November 30, 2023, the Series 2 Convertible Notes of $450,000 and outstanding accrued interest of $137,946, were converted into 52,918 shares of the Company’s common stock.

8. CONVERTIBLE NOTES PAYABLE, SERIES 1 AND 2

	2023	2022
Series 1 Convertible Notes (converted in July 2023)	$-	$550,000
Series 2 Convertible Notes (converted in November 2023)	450,000	450,000
Total	450,000	1,000,000
Current Balance	(450,000)	(550,000)
Non-Current Balance	$-	$450,000

Series 1 Convertible Notes

On June 4, 2020, the Company issued unsecured 10% Series 1 Convertible Notes in the aggregate principal amount of $550,000. The maturity dates of the Series 1 Notes was June 30, 2023, and all were converted in July 2023.

The Series 1 Convertible Notes provide, among other things:

(i)	interest at a rate of 10% per annum;

(ii)	term of approximately three years;

(iii)	allow for the Company’s ability to prepay the Series Convertible Notes, in whole or in part, at any time;

(iv)	allow the automatic conversion of the Series 1 Convertible Notes upon a change of control into shares of the Company’s common stock, at a conversion price of $54.00 per share;

(v)	allow the holders to convert the principal of the Series 1 Convertible Notes, along with accrued interest, in whole or in part, into shares of common stock at the conversion price of $54.00 per share;

(vi)	allow for the Company’s ability to convert all note obligations outstanding upon a qualified equity financing into shares of common stock at the corresponding price per share of the qualified equity financing;

(vii)	the Company’s ability to convert the principal of the Series 1 Convertible Notes, along with accrued interest, in whole or in part, into shares of Common Stock at the respective Conversion Price in the event the volume weighted average price (“VWAP”) of the Common Stock equals or exceeds $64.00 per share for at least fifteen consecutive Trading Days;

(viii)	the Company’s ability to convert all outstanding Note Obligations into shares of Common Stock at the respective Conversion Price (an “In Kind Note Repayment”) in lieu of repaying the Note Obligations outstanding on the Maturity Date, subject to a conversion multiplier of 4.5, as amended.

As of September 30, 2022, outstanding balance of the Series 1 Convertible Notes amounted to $550,000.

During the year ended September 30, 2023, pursuant to the terms of the convertible notes agreement, the Company issued 59,912 shares of common stock to convert the outstanding notes payable of $550,000 and accrued interest of $168,918 for a total of $718,918. There are no Series 1 convertible notes payable outstanding as of September 30, 2023.

Series 2 Convertible Notes

On November 6, 2020, the Company issued its unsecured Series 2 10% Convertible Notes Payable in exchange for cash proceeds of $1,050,000. The Series 2 Convertible Notes have similar terms and provisions with the Series 1 Convertible Notes (see above), except the maturity dates of the Series 2 Notes was November 30, 2023, and the notes were all converted in November 2023.

As of September 30, 2021, outstanding balance of the Series 2 Convertible Notes amounted to $1,050,000. During the year ended September 30, 2022, as a part of a separate 2022 Convertible Note Offering (see Note 6), certain holders of the Series 2 Notes agreed to exchange their Series 2 Notes with an aggregate principal amount of $600,000 and accrued interest of approximately $100,000 for promissory notes of the Company on substantially similar terms to those of the 2022 Notes (the “Exchange Notes”, see Note 7).

As of September 30, 2023 and 2022, outstanding balance of the Series 2 Convertible Notes amounted to $450,000 and $1,000,000, respectively.